UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      BAM Offshore Management, LLC

Address:   1 Liberty Plaza
           27th Floor
           New York, NY  10006


Form 13F File Number: 028-13505


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Hal Mintz
Title:  Managing Member
Phone:  (646) 307-4500

Signature,  Place,  and  Date  of  Signing:

/s/ Hal Mintz                      New York, NY                       2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              20

Form 13F Information Table Value Total:  $       16,743
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-13503             Ross Berman
----  --------------------  ----------------------------------------------------
2     028-13502             Hal Mintz
----  --------------------  ----------------------------------------------------

Notes on Information Table:

(1) Information provided in Column 2 refers in each case to the underlying instrument.
(2) The value of shares provided in
Column 4 refers, in the case of options, to the value of shares underlying the options.
(3) Number of shares provided in Column 5 refers, in the case of options, to the number of shares underlying the options.
(4) Voting authority
in Column 8 refers, in the case of options, to the number of shares underlying the options. It should be noted that unexercised options, and exercised put options, confer no voting authority.

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -----------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------- ----
AMYLIN PHARMACEUTICALS INC   COM            032346108      491   33,400     PUT  DEFINED    1,2         0  33,400    0
AMYLIN PHARMACEUTICALS INC   COM            032346108      491   33,400 SH       DEFINED    1,2         0  33,400    0
ARENA PHARMACEUTICALS INC    COM            040047102       93   54,000 SH       DEFINED    1,2         0  54,000    0
ARENA PHARMACEUTICALS INC    COM            040047102      127   73,600     CALL DEFINED    1,2         0  73,600    0
ARENA PHARMACEUTICALS INC    COM            040047102       93   54,000     PUT  DEFINED    1,2         0  54,000    0
ASSURED GUARANTY LTD         COM            G0585R106      506   28,600     CALL DEFINED    1,2         0  28,600    0
BMC SOFTWARE INC             COM            055921100    2,470   52,400     CALL DEFINED    1,2         0  52,400    0
BROCADE COMMUNICATIONS SYS I COM NEW        111621306      555  105,000     CALL DEFINED    1,2         0 105,000    0
CF INDS HLDGS INC            COM            125269100    1,622   12,000     PUT  DEFINED    1,2         0  12,000    0
CREE INC                     COM            225447101      329    5,000 SH       DEFINED    1,2         0   5,000    0
ISHARES TR                   BARCLYS 20+ YR 464287432    2,824   30,000     CALL DEFINED    1,2         0  30,000    0
MANNKIND CORP                COM            56400P201      105   13,000     PUT  DEFINED    1,2         0  13,000    0
MYRIAD GENETICS INC          COM            62855J104      313   13,700     CALL DEFINED    1,2         0  13,700    0
TIVO INC                     COM            888706108    1,796  208,100     CALL DEFINED    1,2         0 208,100    0
TIVO INC                     COM            888706108      260   30,100     PUT  DEFINED    1,2         0  30,100    0
UNITED THERAPEUTICS CORP DEL COM            91307C102    1,555   24,600     CALL DEFINED    1,2         0  24,600    0
VEECO INSTRS INC DEL         COM            922417100    1,461   34,000     CALL DEFINED    1,2         0  34,000    0
WESTERN DIGITAL CORP         COM            958102105      509   15,000     PUT  DEFINED    1,2         0  15,000    0
WESTERN DIGITAL CORP         COM            958102105      509   15,000 SH       DEFINED    1,2         0  15,000    0
YAHOO INC                    COM            984332106      634   38,100     CALL DEFINED    1,2         0  38,100    0